EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2024	$130,328	$997,416	$88,889	$60,343	$1,276,976
Additions	62,145	908,221	1,300	-	971,666
Disposals	(28,031)	(135,046)	(38,266)	-	(201,343)
Balance at December 31, 2025	$164,442	$1,770,591	$51,923	$60,343	$2,047,299
Additions	277,997	947,517	154,398	-	1,379,912
Disposals	(17,837)	(165,940)	-	-	(183,777)
Foreign exchange	151	20,157	-	-	20,308
Balance at September 30, 2026	$424,753	$2,572,325	$206,321	$60,343	$3,263,742

Accumulated depreciation
Balance at December 31, 2024	$92,676	$591,603	$24,635	$38,520	$747,434
Charge for the year	41,903	205,491	12,568	6,546	266,508
Disposals	(24,246)	(121,765)	(12,706)	-	(158,717)
Balance at December 31, 2025	$110,333	$675,329	$24,497	$45,066	$855,225
Charge for the period	49,983	284,787	8,316	3,438	346,524
Disposals	(17,197)	(147,452)	-	-	(164,649)
Foreign exchange	11	1,011	-	-	1,022
Balance at September 30, 2026	$143,130	$813,675	$32,813	$48,504	$1,038,122

Net book value:
December 31, 2025	$54,109	$1,095,262	$27,426	$15,277	$1,192,074
September 30, 2026	$281,623	$1,758,650	$173,508	$11,839	$2,225,620